VARIABLE INTEREST ENTITIES - Schedule of Assets and Liabilities of Consolidated VIEs (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Assets
Cash and cash equivalents	$ 518		$ 480
Restricted cash	119		107
Accounts receivable and other	6,517		7,053
Accounts receivable from affiliates	0		0
Inventory	1,339		1,528
Total Current assets	8,572		9,215
Property, plant and equipment, net	94,540	$ 90,823	90,711
Long-term investments	16,707		16,644
Restricted long-term investments	323		267
Deferred amounts and other assets	8,558	6,272	6,442
Intangible assets, net	2,372		3,267
Goodwill	34,459		34,457
Deferred income taxes	1,374		1,090
Total assets	166,905		162,093
Liabilities
Short-term borrowings	1,024		1,444
Accounts payable and other	9,836	9,540	9,478
Accounts payable to affiliates	0		0
Interest payable	669		634
Environmental liabilities	27		40
Current portion of long-term debt	3,259		2,871
Total Current liabilities	14,855		14,624
Long-term debt	60,327		60,865
Other long-term liabilities	8,834	7,576	7,510
Deferred income taxes	9,454	$ 9,233	9,295
Total Liabilities	93,470		92,294
Variable Interest Entity, Primary Beneficiary
Assets
Cash and cash equivalents	506		368
Restricted cash	27		0
Accounts receivable and other	2,073		2,132
Accounts receivable from affiliates	5		3
Inventory	244		220
Total Current assets	2,855		2,723
Property, plant and equipment, net	72,737		68,685
Long-term investments	6,481		6,258
Restricted long-term investments	244		206
Deferred amounts and other assets	3,156		2,921
Intangible assets, net	317		296
Goodwill	29		29
Deferred income taxes	131		145
Total assets	85,950		81,263
Liabilities
Short-term borrowings	275		485
Accounts payable and other	2,925		2,859
Accounts payable to affiliates	4		131
Interest payable	303		312
Environmental liabilities	22		35
Current portion of long-term debt	1,034		2,129
Total Current liabilities	4,563		5,951
Long-term debt	29,577		31,469
Other long-term liabilities	5,074		4,301
Deferred income taxes	6,911		3,010
Total Liabilities	46,125		44,731
Net assets before noncontrolling interests	$ 39,825		$ 36,532